UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck VIP Trust
335 Madison Avenue - 19 th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

Number of Shares		Value

COMMON STOCKS: 96.1%
Brazil: 0.0%
1,614,800	Brazilian Resources, Inc. (CAD) * #	$193,669

Canada: 13.9%
301,500	Agnico-Eagle Mines Ltd. (USD)	21,415,545
214,700	First Quantum Minerals Ltd.	16,328,385
454,100	Goldcorp, Inc. (USD)	19,762,432
1,382,300	IAMGOLD Corp. (USD)	24,480,533
953,719	Kinross Gold Corp.	17,889,766
59,004	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	252,325
1,507,500	Osisko Mining Corp. *	21,464,550
443,300	Pacific Rubiales Energy Corp. *	12,464,446
180,500	Teck Cominco Ltd. (USD)	7,429,380

		141,487,362

Chile: 0.4%
189,800	Antofagasta Plc (GBP)	3,685,217

Kazakhstan: 0.6%
339,200	KazMunaiGas Exploration (GDR) # Reg S	6,011,275

Kuwait: 1.3%
15,562,437	Kuwait Energy Co. K.S.C.C. * # § ø	13,737,348

Norway: 1.8%
621,500	SeaDrill Ltd. #	18,060,309

United Kingdom: 8.8%
3,404,400	Afren Plc * #	5,924,190
15,000	African Minerals Ltd. * # ø	93,165
723,400	African Minerals Ltd. * #	4,493,021
639,100	BHP Billiton Plc #	20,382,469
1,117,900	Heritage Oil Ltd. * #	5,218,992
182,500	Randgold Resources Ltd. (ADR)	18,516,450
274,200	Vedanta Resources Plc #	9,333,772
1,323,200	Xstrata Plc #	25,346,303

		89,308,362

United States: 69.3%
621,500	Alpha Natural Resources, Inc. *	25,574,725
628,300	Anadarko Petroleum Corp.	35,844,515
151,400	Apache Corp.	14,800,864
609,100	Berry Petroleum Co.	19,326,743
1,221,600	Brigham Exploration Co. *	22,905,000
698,500	Cabot Oil & Gas Corp.	21,031,835
733,700	Cameron International Corp. *	31,519,752
282,800	Cimarex Energy Co.	18,715,704
249,450	Concho Resources, Inc. *	16,506,107
609,700	Consol Energy, Inc.	22,534,512
311,700	Dril-Quip, Inc. *	19,359,687
2,095,370	Far East Energy Corp. *	1,131,500
419,074	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	178,148
410,800	Freeport-McMoRan Copper & Gold, Inc.	35,078,212
695,100	General Maritime Corp.	3,412,941
145,200	Green Plains Renewable Energy, Inc. *	1,758,372
1,439,600	Halliburton Co.	47,607,572
374,200	Holly Corp.	10,758,250
1,057,900	Key Energy Services, Inc. *	10,060,629
1,196,700	Louisiana-Pacific Corp. *	9,059,019
682,100	Massey Energy Co.	21,158,742
174,100	Murphy Oil Corp.	10,780,272
156,700	MYR Group, Inc. *	2,568,313
524,100	Nabors Industries Ltd. *	9,465,246
651,850	Newfield Exploration Co. *	37,442,264
218,800	Noble Energy, Inc.	16,429,692
396,000	NRG Energy, Inc. *	8,244,720
249,000	Occidental Petroleum Corp.	19,496,700
235,500	Peabody Energy Corp.	11,541,855
1,295,400	Petrohawk Energy Corp. *	20,907,756
423,000	Pioneer Natural Resources Co.	27,507,690

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

772,100	QEP Resources, Inc.	23,271,094
614,250	Quicksilver Resources, Inc. *	7,739,550
553,900	Schlumberger Ltd.	34,125,779
667,100	Steel Dynamics, Inc.	9,412,781
327,000	Terex Corp. *	7,494,840
132,200	Walter Energy, Inc.	10,746,538
1,799,700	Weatherford International Ltd. *	30,774,870
286,500	Whiting Petroleum Corp. *	27,363,615

		703,636,404

Total Common Stocks (Cost: $776,571,676)		976,119,946

EXCHANGE TRADED FUND: 2.0%
(Cost: $19,167,704)
158,800	SPDR Gold Trust *	20,312,108

MONEY MARKET FUND: 0.9%
(Cost: $8,799,934)
8,799,934	AIM Treasury Portfolio - Institutional Class	8,799,934

Total Investments: 99.0%
(Cost: $804,539,314)		1,005,231,988
Other assets less liabilities: 1.0%		10,549,813

NET ASSETS: 100.0%		$1,015,781,801

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $108,972,661 which represents 10.7% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $13,915,496 which represents 1.4% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

ø	Restricted Security — the aggregate value of restricted securities is $13,830,513 which represents 1.4% of net assets.

Restricted securities held by the Fund as of September 30, 2010 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	01/21/2010	15,000	$97,713	$93,165	0.0%
Kuwait Energy Co. K.S.C.C. §	08/06/2008	15,562,437	11,764,893	13,737,348	1.4

			$11,862,606	$13,830,513	1.4%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Industry	0.3%	$2,568,313

Capital Goods	0.7	7,494,840

Energy	69.8	701,633,468

Industrial Metals	13.1	131,582,705

Paper And Forest	0.9	9,059,019

Precious Metals	12.3	123,781,601

Exchange Traded Fund	2.0	20,312,108

Money Market Fund	0.9	8,799,934

	100.0%	$1,005,231,988

The aggregate cost of investments owned for Federal income tax purposes is $817,452,404 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$236,369,945

Gross Unrealized Depreciation	(48,590,361)

Net Unrealized Appreciation	$187,779,584

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
September 30, 2010 (unaudited)

The Fund had the following open forward foreign currency contracts as of September 30, 2010:

Contracts to Deliver		In Exchange for		Maturity Dates	Unrealized Appreciation / (Depreciation)

CAD	373,411	USD	362,184	10/01/10	$(739)

GBP	2,828,316	USD	4,460,254	10/01/10	17,254

GBP	2,411,281	USD	3,800,662	10/04/10	12,781

GBP	3,906,416	USD	6,128,385	10/05/10	(8,201)

USD	3,731,909	GBP	2,378,830	10/05/10	4,994

Net unrealized appreciation on forward foreign currency contracts					$26,089

Currency type abbreviations:

CAD	Canadian Dollar

GBP	British Pound

USD	United States Dollar

The summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$—	$—	$193,669	$193,669

Canada	141,487,362	—	—	141,487,362

Chile	3,685,217	—	—	3,685,217

Kazakhstan	—	6,011,275	—	6,011,275

Kuwait	—	—	13,737,348	13,737,348

Norway	—	18,060,309	—	18,060,309

United Kingdom	18,516,450	70,791,912	—	89,308,362

United States	703,458,256	178,148	—	703,636,404

Exchange Traded Fund	20,312,108	—	—	20,312,108

Money Market Fund	8,799,934	—	—	8,799,934

Total	$896,259,327	$95,041,644	$13,931,017	$1,005,231,988

Other Financial Instruments *	$—	$26,089	$—	$26,089

* Other financial instruments include forward foreign currency contracts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2010:

Balance as of 12/31/09	$14,940,016

Realized gain (loss)	580,800

Change in unrealized appreciation (depreciation)	5,327,001

Net purchases (sales)	(6,916,800)

Transfers in and/or out of level 3	—

Balance as of 9/30/10	$13,931,017

See Note to Schedule of Investments

Van Eck VIP Global Hard Assets Fund
Note to Schedule of Investments
September 30, 2010 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Hard Assets Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Hard Assets Fund

Date: November 29, 2010

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: November 29, 2010